Income Taxes (Details 5) $ in Millions		12 Months Ended
	Jun. 20, 2013 USD ($)	Sep. 25, 2015 USD ($) company	Sep. 26, 2014 USD ($)	Sep. 27, 2013 USD ($)
Tax sharing agreement related liabilities
Income Tax Expense, Charges for Estimated Allowable Deductions for Shares Issued to Employees		$ 4.0
Income Tax Expense, Income from Estimated Allowable Deductions for Shares Issued to Employees		2.0
Income Tax Benefit (Expense), Income Tax, Estimated Allowable Deductions for Shares Issued to Employees		2.0
gain relating to finalization of various audits		20.0
Charge related to finalization of audits		$ 5.0
Number of Companies Responsible for Issuing Shares to Employees | company		3
2012 Tax Sharing Agreement
Net receivable:
Prepaid expenses and other current assets		$ 0.0	$ 0.0
Other assets		0.0	0.0
Net receivable		0.0	0.0
Tax sharing agreement related liabilities
Accrued and other current liabilities		0.0	0.0
Other liabilities		46.0	46.0
Tax sharing agreement related liabilities		46.0	46.0
Net liability		(46.0)	(46.0)
Liability Threshold Under Tax Sharing Agreement		725.0
(Expense)/income		(2.0)	15.0	$ (32.0)
2007 Tax Sharing Agreement
Net receivable:
Prepaid expenses and other current assets		0.0	3.0
Other assets		19.0	23.0
Net receivable		19.0	26.0
Tax sharing agreement related liabilities
Accrued and other current liabilities		15.0	21.0
Other liabilities		194.0	194.0
Tax sharing agreement related liabilities		209.0	215.0
Net liability		(190.0)	(189.0)
Prior Period Separation Related Tax Liability		175.0
Income tax examination, additional taxes owed	$ 883.3	883.3
Income tax examination, proposed tax penalties	154.0	154.0
Income tax examination, amount of additional tax deficiency	30.0	30.0
Income tax examination, amount of disallowed interest and related deductions	2,900.0	2,900.0
Income tax examination, amount of estimated adverse impact on financial results	$ 6,600.0	6,600.0
Charge related to finalization of audits		21.0
(Expense)/income		(5.0)	(21.0)	$ 0.0
Tyco International | 2012 Tax Sharing Agreement
Tax sharing agreement related liabilities
Liability Threshold Under Tax Sharing Agreement		$ 500.0
Tax Liability Sharing Percent Per Tax Sharing Agreement		52.50%
Tyco International | 2007 Tax Sharing Agreement
Tax sharing agreement related liabilities
Tax Liability Sharing Percent Per Tax Sharing Agreement		27.00%
Pentair
Tax sharing agreement related liabilities
Tax Liability Sharing Percent Per Tax Sharing Agreement		42.00%
Pentair | 2012 Tax Sharing Agreement
Tax sharing agreement related liabilities
Tax Liability Sharing Percent Per Tax Sharing Agreement		20.00%
ADT Corporation
Tax sharing agreement related liabilities
Tax Liability Sharing Percent Per Tax Sharing Agreement		58.00%
ADT Corporation | 2012 Tax Sharing Agreement
Tax sharing agreement related liabilities
Tax Liability Sharing Percent Per Tax Sharing Agreement		27.50%
Tyco Flow Control International Ltd and ADT Corporation
Tax sharing agreement related liabilities
Income Tax Expense, Charges for Estimated Allowable Deductions for Shares Issued to Employees		$ 6.0	38.0
Income Tax Expense, Income from Estimated Allowable Deductions for Shares Issued to Employees		1.0	6.0
Income Tax Benefit (Expense), Income Tax, Estimated Allowable Deductions for Shares Issued to Employees		5.0	32.0
Tyco Flow Control International Ltd and ADT Corporation | 2012 Tax Sharing Agreement
Tax sharing agreement related liabilities
Liability Threshold Under Tax Sharing Agreement		$ 225.0
Covidien | 2007 Tax Sharing Agreement
Tax sharing agreement related liabilities
Tax Liability Sharing Percent Per Tax Sharing Agreement		42.00%
Net Cash Payment Due to Resolution of Income Tax Liabilities		$ 155.0
Former Healthcare and Electronics Subsidiary
Tax sharing agreement related liabilities
Net Cash Payment Due to Resolution of Income Tax Liabilities			$ 16.0
TE Connectivity | 2007 Tax Sharing Agreement
Tax sharing agreement related liabilities
Tax Liability Sharing Percent Per Tax Sharing Agreement		31.00%